UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hock
Title:    Managing Member
Phone:    (203) 324-6900

Signature, Place and Date of Signing:


/s/ John Hock                    Stamford, CT               February 10, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  92

Form 13F Information Table Value Total: $827,619
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                     FORM 13F INFORMATION TABLE
COLUMN 1                           COL 2              COL 3      COL 4         COLUMN 5        COLUMN 6    COL 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF                       VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS              CUSIP      (x1000)  PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                     -----              -----      -------  -------   --- ----   ----------  ----   ----  ------- ----
AFFYMETRIX INC COM                 COM                00826T108      853     17,862            SOLE        NONE   SOLE
AFLAC INC                          COM                001055102    1,950     42,000            SOLE        NONE   SOLE
ALEXION PHARMACEUTICAL INC         COM                015351109    1,823     90,000            SOLE        NONE   SOLE
ALTRIA GROUP INC                   COM                02209s103   22,328    298,824            SOLE        NONE   SOLE
AMBAC FINL GROUP INC               COM                023139108   32,427    420,802            SOLE        NONE   SOLE
AMERICAN EXPRESS CO                COM                025816109    1,724     33,500            SOLE        NONE   SOLE
AMERICAN GROUP INC                 COM                026874107    1,787     26,191            SOLE        NONE   SOLE
AMERIPRISE FINANCIAL               COM                03076C106      275      6,700            SOLE        NONE   SOLE
APACHE CORP                        COM                037411105    8,191    119,544            SOLE        NONE   SOLE
APEX SILVER MINES LTD              ORD                g04074103    4,105    258,199            SOLE        NONE   SOLE
ATI TECHNOLOGIES INC               COM                001941103   17,343  1,020,800            SOLE        NONE   SOLE
BAXTER INTL INC                    COM                071813109    6,811    180,900            SOLE        NONE   SOLE
BIOENVISION INC                    COM                09059N100    2,155    330,000            SOLE        NONE   SOLE
BIOMARIN PHARMACEUTICA INC         COM                09061G101   14,026  1,301,100            SOLE        NONE   SOLE
BIOMET INC                         COM                090613100    4,388    120,000            SOLE        NONE   SOLE
BOSTON SCIENTIFIC CORP             COM                101137107    7,829    319,700            SOLE        NONE   SOLE
BP PLC                             SPONSORED ADR      055622104   27,866    433,920            SOLE        NONE   SOLE
BRISTOL MYERS SQUIBB CO            COM                110122108   27,671  1,204,119            SOLE        NONE   SOLE
CALIPER LIFE SCIENCES INC          COM                130872104      882    150,000            SOLE        NONE   SOLE
CAPITAL SR LIVING CORP             COM                140475104    1,604    155,100            SOLE        NONE   SOLE
CARACO PHARM ACEUTICAL LABS LTD    COM                14075T107    1,626    181,100            SOLE        NONE   SOLE
CENDANT CORP                       COM                151313103    7,219    418,464            SOLE        NONE   SOLE
CGI GROUPE INC                     CIA SUB VTG        39945c109      806    100,000            SOLE        NONE   SOLE
CISCO SYS                          COM                17275r102    9,532    556,755            SOLE        NONE   SOLE
CITIGROUP INC                      COM                172967101    2,485     51,200            SOLE        NONE   SOLE
CLEAR CHANNEL COMMUNICATIONS       COM                184502102      321     10,200            SOLE        NONE   SOLE
COSTCO WHSL CORP NEW               COM                22160K105    8,771    177,299            SOLE        NONE   SOLE
ECLIPSYS                           COM                278856109    4,714    249,000            SOLE        NONE   SOLE
EDP ENERGIAS DE PORTUGAL           SPONSORS ADR       268353109    5,418    175,518            SOLE        NONE   SOLE
EMDEON CORP                        COM                290849108    4,568    540,000            SOLE        NONE   SOLE
EOG RES INC                        COM                26875P101    6,222     84,807            SOLE        NONE   SOLE
EVEREST RE GROUP INC               COM                G3223R108    6,146     61,250            SOLE        NONE   SOLE
FIFTH THIRD BANCORP                COM                316773100      302      8,000            SOLE        NONE   SOLE
FISHER SCIENTIFIC INTL INC         COM                338032204    4,887     79,000            SOLE        NONE   SOLE
FOSTER WHEELER LTD                 SHS NEW            G36535139   11,122    302,400            SOLE        NONE   SOLE
FURNITURE BRANDS INTL INC          COM                360921100      464     20,800            SOLE        NONE   SOLE
GANNETT INC                        COM                364730101      479      7,900            SOLE        NONE   SOLE
GENERAL ELECTRIC CO                COM                369604103   17,780    507,271            SOLE        NONE   SOLE
GLOBAL IND LTD                     COM                379336100    7,225    636,576            SOLE        NONE   SOLE
GRUPO TELEVISA SA DE CV            SP ADR REP ORD     40049j206      499      6,200            SOLE        NONE   SOLE
HEINZ H J CO                       COM                423074103    9,840    291,817            SOLE        NONE   SOLE
HOME DEPOT INC                     COM                437076102      275      6,800            SOLE        NONE   SOLE
IAC INTERACTIVECORP                COM                44919P300    7,890    278,686            SOLE        NONE   SOLE
IMCLONE SYS INC                    COM                45245W109   57,457  1,678,079            SOLE        NONE   SOLE
IMMUNICON CORP DEL                 COM                45260A107      431    125,600            SOLE        NONE   SOLE
INTL PAPER CO                      COM                460146103   13,583    404,139            SOLE        NONE   SOLE
JPMORGAN CHASE & CO                COM                46625h100   25,694    647,366            SOLE        NONE   SOLE
KING PHARAMACEUTICALS INC          COM                495582108   12,157    718,500            SOLE        NONE   SOLE
KOOKMIN BK INC                     SPONSORED ADR      50049m109   21,418    286,686            SOLE        NONE   SOLE
LEXMARK INTL NEW                   CLA                529771107    8,688    193,800            SOLE        NONE   SOLE
LIBERTY MEDIA CORP NEW             COM SER A          530718105   21,718  2,759,623            SOLE        NONE   SOLE
LUCENT TECHNOLOGIES INC            COM                549463107   19,851  7,462,885            SOLE        NONE   SOLE
MCDONALDS CORP                     COM                580135101    8,445    250,454            SOLE        NONE   SOLE
MEDAREX INC                        COM                583916101    2,525    182,300            SOLE        NONE   SOLE
MICROSOFT CORP                     COM                594918104      805     30,800            SOLE        NONE   SOLE
MILLENNIUM PHARMACEUTICALS         COM                599902103    2,183    225,000            SOLE        NONE   SOLE
MOLSON COORS BREWING CO            CL B               60871R209   22,285    332,667            SOLE        NONE   SOLE
MORGAN STANLEY                     COM                617446448    6,406    112,900            SOLE        NONE   SOLE
NOBLE ENERGY INC                   COM                655044105   27,914    692,658            SOLE        NONE   SOLE
OFFICEMAX INC DEL                  COM                67622P101   14,995    591,300            SOLE        NONE   SOLE
OMNICOM GROUP INC                  COM                681919106      477      5,600            SOLE        NONE   SOLE
ORACLE CORP                        COM                68389x105   20,850  1,707,627            SOLE        NONE   SOLE
OSI PHARMACEUTICALS INC            COM                671040103    1,738     62,000            SOLE        NONE   SOLE
PROCTER & GAMBLE CO                COM                742718109      538      9,300            SOLE        NONE   SOLE
PROTECTIVE LIFE CORP               COM                743674103   14,504    331,369            SOLE        NONE   SOLE
PROTEIN DESIGN LABS INC            COM                74369l103    1,421     50,000            SOLE        NONE   SOLE
PSS WORLD MED INC                  COM                69366A100    3,896    262,500            SOLE        NONE   SOLE
PSYCHIATRIC SOLUTIONS              COM                74439H108    5,980    101,800            SOLE        NONE   SOLE
RENAISSANCERE HOLDINGS COM         COM                G7496G103      873     19,800            SOLE        NONE   SOLE
REPUBLIC SVS INC                   COM                760759100    6,701    178,461            SOLE        NONE   SOLE
RITE AID CORP                      COM                767754104    4,524  1,300,000            SOLE        NONE   SOLE
SHIRE PLC                          SPONSORED ADR      82481R106    8,243    212,500            SOLE        NONE   SOLE
SPRINT NEXTEL CORP                 COM FON            852061100   21,493    920,069            SOLE        NONE   SOLE
STORA ENSO CORP                    SPON ADR REP R     86210M106    7,144    528,430            SOLE        NONE   SOLE
TAKE-TWO INTERACTIVE SOFTWR        COM                874054109      602     34,000            SOLE        NONE   SOLE
TELEFONOS DE MEX ICO SA            SPON ADR ORD L     879403780   13,254    537,031            SOLE        NONE   SOLE
TELESP CELULAR PART A              SPON ADR PFD       87952L132    2,132    564,100            SOLE        NONE   SOLE
TELIK INC                          COM                87959M109      622     36,600            SOLE        NONE   SOLE
TENET HEALTHCARE CORP              COM                88033G100   20,403  2,663,518            SOLE        NONE   SOLE
COOPER COS INC                     COM NEW            216648402    2,052     40,000            SOLE        NONE   SOLE
TJX CO INC NEW                     COM                872540109      311     13,400            SOLE        NONE   SOLE
TORCHMARK CORP                     COM                891027104   27,131    487,963            SOLE        NONE   SOLE
TYCO INT LTD NEW                   COM                902124106   25,833    895,107            SOLE        NONE   SOLE
UNITED MICROELECTRONCIS CORP       SPONSORED ADR      910873207   13,667  4,380,300            SOLE        NONE   SOLE
UNITED TECHNOLOGIES CORP           COM                913017109    2,404     43,000            SOLE        NONE   SOLE
VODAFONE GROUP PLC NEW             SPONSORED ADR      92857W100   11,257    524,300            SOLE        NONE   SOLE
WACHOVIA CORP 2ND NEW              COM                929903102    1,903     36,000            SOLE        NONE   SOLE
WAL MART STORES INC                COM                931142103      786     16,800            SOLE        NONE   SOLE
WRIGLEY WM JR CO                   COM                982526105      519      7,800            SOLE        NONE   SOLE
WYETH                              COM                983024100   35,176    763,528            SOLE        NONE   SOLE

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